Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

17. Commitments and contingencies

Commitments

Microsoft, Google and Amazon Web Services

The Company’s future commitments to purchase eligible services and offerings from Microsoft, Google and Amazon Web Services is summarized in the table below:

Future commitment amount in USD millions
Microsoft	$150
Google	36
Amazon Web Services	43
Total Commitment	$229

On October 3, 2024, the Company announced that it entered into a commercial agreement with Microsoft Corporation. Through this collaboration, Rezolve’s Brain Suite, including Brain Commerce, Brain Checkout, and Brain Assistant, will be powered by Microsoft Azure and available globally via Microsoft’s Azure Marketplace and co-sell channels. The Company is committed to spend $150.0 million under this agreement to purchase eligible services and offerings from Microsoft over the next 5 years.

On November 20, 2024, the Company announced that it entered into a commercial agreement with Google Cloud EMEA Ltd (“Google”). Through this collaboration, Google will resell Rezolve AI’s Brain Suite. The Company is committed to spend $10.0 million to purchase eligible services and offerings from Google over the next 3 years. On March 25, 2025, in connection with the GroupBy acquisition (see Note 4), the Company assumed a commitment to spend $26.0 million to purchase eligible services and offerings from Google over the next 5 years.

On December 1, 2025, in connection with the Crownpeak acquisition (see Note 4), the Company assumed a commitment to spend $43.0 million with Amazon Web Services to purchase eligible services and offerings from Amazon Web Services over the next 5 years.

SQD tokens

In connection with the acquisition of Subsquid (see Note 4), the Company entered into a contractual commitment to purchase SQD tokens on the open market. Under the terms of the arrangement, the Company is required to acquire SQD tokens in an amount equal to 1% of the Company's annual revenue for each of the fiscal years ending December 31, 2025, 2026, and 2027; this obligation is contingent upon the continued employment of the seller of Subsquid with the Company and the continued service of the Subsquid co-founder as a consultant, such that the purchase requirement applies only if these service conditions are met.

The SQD token purchase commitment is based on a percentage of the Company's recognized revenue for the applicable fiscal year and will be settled through market purchases at prevailing market prices. The aggregate amount of future purchases will vary depending on the Company's actual revenue and the market price of SQD tokens at the time of acquisition.

Legal Proceedings

From time to time, we may become involved in legal or regulatory proceedings arising in the ordinary course of our business. Other than as described below, we are not currently a party to any material litigation or regulatory proceeding and we are not aware of any pending or threatened litigation or regulatory proceeding against us that could have a material adverse effect on our business, operating results, financial condition or cash flows.

JBAAM

As previously reported on its Report of Foreign Private Issuer on Form 6-K, filed on July 25, 2025, the Company has been notified that a civil complaint (the “Complaint”) was filed against the Company and Daniel Wagner on July 16, 2025 in the Supreme Court of the State of New York, New York County, by JBAAM Special Opportunities Fund II LLC (“JBA”) and YA II PN, Ltd. ("YA"), in connection with the parties’ securities purchase agreement dated February 21, 2025 (the “February SPA”), which never closed.

The Company believed the Complaint was without merit and vigorously defended the matter through all appropriate legal channels,

including the potential pursuit of counterclaims regarding certain other financing agreements the parties had entered into (collectively, the "Financing Arrangements"). On December 19, 2025, the Company entered into a Confidential Settlement Agreement and Conditional Mutual Release dated December 19, 2025 (the “Settlement Agreement”) with YA and Yorkville Advisors Global, LP (together the “Yorkville Parties”); Dan Wagner (“Wagner” and together with the Company, the “Rezolve Parties”); JBA; and Andrew Weksler (“Weksler,” and collectively with JBA, the Rezolve Parties, and the Yorkville Parties, the “Parties”), pursuant to which the Company agreed to pay YA (i) a commitment fee of $1,900,040 upon execution of the Agreement (the “Commitment Fee”) and (ii) settlement payments in an aggregate amount of up to $15,000,000 as follows: (a) $5,000,000 upon execution of the Agreement (the “First Settlement Payment”); (b) $1,000,000 on each of January 31, 2026, February 28, 2026, March 31, 2026, and April 30, 2026 (collectively, the “Subsequent Settlement Payments”); and (c) $6,000,000 on May 31, 2026 (the “Final Settlement Payment”), in order to settle the Parties’ litigation in New York. The Final Settlement Payment may be reduced to $1,000,000, provided that the Commitment Fee, the First Settlement Payment, and each of the Subsequent Settlement Payments are timely and indefeasibly paid.

In connection with entering into the Settlement Agreement, the Parties exchanged mutual releases and discharge each other of any obligations arising under the Financing Arrangements, which became effective on December 19, 2025 upon payment of the Commitment Fee and the First Settlement Payment and delivery of the executed Promissory Note by the Company to YA. Upon effectiveness of the Parties’ releases, the pending New York litigation was discontinued with prejudice, and any prior documents entered into in connection with the Financing Arrangements were terminated, except as expressly preserved in the Settlement Agreement.

The Settlement Agreement includes customary confidentiality and assignment provisions and explicitly states that nothing in the Agreement shall be construed as an admission of liability by any of the Parties.

Upon execution of the Settlement Agreement and in consideration of the terms and conditions of the Settlement Agreement, the Company also executed a promissory note in favor of YA in an aggregate amount of $10,000,000 (the “YA Promissory Note”), comprised of the Subsequent Settlement Payments and the Final Settlement Payment. Once the Company has timely and indefeasibly made the Subsequent Settlement Payments and the Final Settlement Payment to YA, the YA Promissory Note shall be retired.

Wondr Gaming Corporation

On July 27, 2021, GroupBy, Inc. issued a Statement of Claim against Wondr Gaming Corporation for breach of contract and in the alternative for unjust enrichment. As this gain is not yet realizable or realized, the Company has not recognized a gain contingency for the amount of damages sought as of December 31, 2025.

Wondr Gaming Corporation has defended and made a counterclaim against GroupBy, Inc. The Company believes that there is very little merit to the counterclaim and intends to vigorously defend the matter through all appropriate legal channels. The Company has not recorded an accrual related to this matter as of December 31, 2025 as it determined that any such loss contingency was not probable or reasonably estimable.

CVS Pharmacy

On April 28, 2022, R2 Solutions LLC sued CVS Pharmacy, Inc. for patent infringement. The claim of infringement relates to, among other things, online search technologies. On July 21, 2022, CVS Pharmacy, Inc. notified GroupBy Inc. that it was of the view that the Hosting Services Agreement between the two parties requires GroupBy Inc. to indemnify CVS Pharmacy, Inc. in respect of the R2 Solutions LLC claim. To the Company's knowledge, no specific amount of damages or compensation has been sought from GroupBy Inc. to date. The status of the litigation is that R2 Solutions LLC and CVS Pharmacy, Inc. settled. Since that time, and to the Company's knowledge, CVS Pharmacy, Inc. has not contacted GroupBy Inc. to pursue any claim for indemnification in respect of this litigation. The Company has not recorded an accrual related to this matter as of December 31, 2025 as it determined that any such loss contingency was not probable or reasonably estimable.